Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended					2 Months Ended					3 Months Ended					4 Months Ended					5 Months Ended					6 Months Ended					7 Months Ended					8 Months Ended					9 Months Ended					10 Months Ended					11 Months Ended					12 Months Ended						13 Months Ended					14 Months Ended					15 Months Ended					16 Months Ended					17 Months Ended					18 Months Ended					19 Months Ended					20 Months Ended					21 Months Ended					22 Months Ended					23 Months Ended					24 Months Ended					25 Months Ended					26 Months Ended					27 Months Ended					28 Months Ended					29 Months Ended					30 Months Ended					31 Months Ended					32 Months Ended					33 Months Ended					34 Months Ended					35 Months Ended					36 Months Ended					37 Months Ended					38 Months Ended					39 Months Ended					40 Months Ended					41 Months Ended					42 Months Ended					43 Months Ended					44 Months Ended					45 Months Ended					46 Months Ended					47 Months Ended					48 Months Ended					49 Months Ended					50 Months Ended					51 Months Ended					52 Months Ended					53 Months Ended					54 Months Ended					55 Months Ended					56 Months Ended					57 Months Ended					58 Months Ended					59 Months Ended					60 Months Ended					61 Months Ended					62 Months Ended					63 Months Ended					64 Months Ended					65 Months Ended					66 Months Ended					67 Months Ended					68 Months Ended					69 Months Ended					70 Months Ended					71 Months Ended					72 Months Ended					73 Months Ended					74 Months Ended					75 Months Ended					76 Months Ended					77 Months Ended					78 Months Ended					79 Months Ended					80 Months Ended					81 Months Ended					82 Months Ended				83 Months Ended				84 Months Ended				85 Months Ended				86 Months Ended				87 Months Ended				88 Months Ended				89 Months Ended				90 Months Ended				91 Months Ended			92 Months Ended			93 Months Ended			94 Months Ended			95 Months Ended			96 Months Ended			97 Months Ended			98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Feb. 07, 2019	May 15, 2018	Oct. 10, 2017	Feb. 07, 2017	Oct. 31, 2015	Feb. 28, 2019	May 31, 2018	Oct. 31, 2017	Feb. 28, 2017	Nov. 30, 2015	Mar. 31, 2019	Jun. 30, 2018	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2015	Apr. 30, 2019	Jul. 31, 2018	Dec. 31, 2017	Apr. 30, 2017	Jan. 31, 2016	May 31, 2019	Aug. 31, 2018	Jan. 31, 2018	May 31, 2017	Feb. 29, 2016	Jun. 30, 2019	Sep. 30, 2018	Feb. 28, 2018	Jun. 30, 2017	Mar. 31, 2016	Jul. 31, 2019	Oct. 31, 2018	Mar. 31, 2018	Jul. 31, 2017	Apr. 30, 2016	Aug. 31, 2019	Nov. 30, 2018	Apr. 30, 2018	Aug. 31, 2017	May 31, 2016	Sep. 30, 2019	Dec. 31, 2018	May 31, 2018	Sep. 30, 2017	Jun. 30, 2016	Oct. 31, 2019	Jan. 31, 2019	Jun. 30, 2018	Oct. 31, 2017	Jul. 31, 2016	Nov. 30, 2019	Feb. 28, 2019	Jul. 31, 2018	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2019	Mar. 31, 2019	Aug. 31, 2018	Dec. 31, 2017	Sep. 30, 2016	Oct. 31, 2025	Jan. 31, 2020	Apr. 30, 2019	Sep. 30, 2018	Jan. 31, 2018	Oct. 31, 2016	Feb. 29, 2020	May 31, 2019	Oct. 31, 2018	Feb. 28, 2018	Nov. 30, 2016	Mar. 31, 2020	Jun. 30, 2019	Nov. 30, 2018	Mar. 31, 2018	Dec. 31, 2016	Apr. 30, 2020	Jul. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Jan. 31, 2017	May 31, 2020	Aug. 31, 2019	Jan. 31, 2019	May 31, 2018	Feb. 28, 2017	Jun. 30, 2020	Sep. 30, 2019	Feb. 28, 2019	Jun. 30, 2018	Mar. 31, 2017	Jul. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Jul. 31, 2018	Apr. 30, 2017	Aug. 31, 2020	Nov. 30, 2019	Apr. 30, 2019	Aug. 31, 2018	May 31, 2017	Sep. 30, 2020	Dec. 31, 2019	May 31, 2019	Sep. 30, 2018	Jun. 30, 2017	Oct. 31, 2020	Jan. 31, 2020	Jun. 30, 2019	Oct. 31, 2018	Jul. 31, 2017	Nov. 30, 2020	Feb. 29, 2020	Jul. 31, 2019	Nov. 30, 2018	Aug. 31, 2017	Dec. 31, 2020	Mar. 31, 2020	Aug. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Jan. 31, 2021	Apr. 30, 2020	Sep. 30, 2019	Jan. 31, 2019	Oct. 31, 2017	Feb. 28, 2021	May 31, 2020	Oct. 31, 2019	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2021	Jun. 30, 2020	Nov. 30, 2019	Mar. 31, 2019	Dec. 31, 2017	Apr. 30, 2021	Jul. 31, 2020	Dec. 31, 2019	Apr. 30, 2019	Jan. 31, 2018	May 31, 2021	Aug. 31, 2020	Jan. 31, 2020	May 31, 2019	Feb. 28, 2018	Jun. 30, 2021	Sep. 30, 2020	Feb. 29, 2020	Jun. 30, 2019	Mar. 31, 2018	Jul. 31, 2021	Oct. 31, 2020	Mar. 31, 2020	Jul. 31, 2019	Apr. 30, 2018	Aug. 31, 2021	Nov. 30, 2020	Apr. 30, 2020	Aug. 31, 2019	May 31, 2018	Sep. 30, 2021	Dec. 31, 2020	May 31, 2020	Sep. 30, 2019	Jun. 30, 2018	Oct. 31, 2021	Jan. 31, 2021	Jun. 30, 2020	Oct. 31, 2019	Jul. 31, 2018	Nov. 30, 2021	Feb. 28, 2021	Jul. 31, 2020	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2021	Mar. 31, 2021	Aug. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2022	Apr. 30, 2021	Sep. 30, 2020	Jan. 31, 2020	Oct. 31, 2018	Feb. 28, 2022	May 31, 2021	Oct. 31, 2020	Feb. 29, 2020	Nov. 30, 2018	Mar. 31, 2022	Jun. 30, 2021	Nov. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Apr. 30, 2022	Jul. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Jan. 31, 2019	May 31, 2022	Aug. 31, 2021	Jan. 31, 2021	May 31, 2020	Feb. 28, 2019	Jun. 30, 2022	Sep. 30, 2021	Feb. 28, 2021	Jun. 30, 2020	Mar. 31, 2019	Jul. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Jul. 31, 2020	Apr. 30, 2019	Aug. 31, 2022	Nov. 30, 2021	Apr. 30, 2021	Aug. 31, 2020	May 31, 2019	Sep. 30, 2022	Dec. 31, 2021	May 31, 2021	Sep. 30, 2020	Jun. 30, 2019	Oct. 31, 2022	Jan. 31, 2022	Jun. 30, 2021	Oct. 31, 2020	Jul. 31, 2019	Nov. 30, 2022	Feb. 28, 2022	Jul. 31, 2021	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2022	Mar. 31, 2022	Aug. 31, 2021	Dec. 31, 2020	Sep. 30, 2019	Jan. 31, 2023	Apr. 30, 2022	Sep. 30, 2021	Jan. 31, 2021	Oct. 31, 2019	Feb. 28, 2023	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2023	Jun. 30, 2022	Nov. 30, 2021	Mar. 31, 2021	Dec. 31, 2019	Apr. 30, 2023	Jul. 31, 2022	Dec. 31, 2021	Apr. 30, 2021	Jan. 31, 2020	May 31, 2023	Aug. 31, 2022	Jan. 31, 2022	May 31, 2021	Feb. 29, 2020	Jun. 30, 2023	Sep. 30, 2022	Feb. 28, 2022	Jun. 30, 2021	Mar. 31, 2020	Jul. 31, 2023	Oct. 31, 2022	Mar. 31, 2022	Jul. 31, 2021	Apr. 30, 2020	Aug. 31, 2023	Nov. 30, 2022	Apr. 30, 2022	Aug. 31, 2021	May 31, 2020	Sep. 30, 2023	Dec. 31, 2022	May 31, 2022	Sep. 30, 2021	Jun. 30, 2020	Oct. 31, 2023	Jan. 31, 2023	Jun. 30, 2022	Oct. 31, 2021	Jul. 31, 2020	Nov. 30, 2023	Feb. 28, 2023	Jul. 31, 2022	Nov. 30, 2021	Aug. 31, 2020	Dec. 31, 2023	Mar. 31, 2023	Aug. 31, 2022	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2024	Apr. 30, 2023	Sep. 30, 2022	Jan. 31, 2022	Oct. 31, 2020	Feb. 29, 2024	May 31, 2023	Oct. 31, 2022	Feb. 28, 2022	Nov. 30, 2020	Mar. 31, 2024	Jun. 30, 2023	Nov. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	Apr. 30, 2024	Jul. 31, 2023	Dec. 31, 2022	Apr. 30, 2022	Jan. 31, 2021	May 31, 2024	Aug. 31, 2023	Jan. 31, 2023	May 31, 2022	Feb. 28, 2021	Jun. 30, 2024	Sep. 30, 2023	Feb. 28, 2023	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2024	Oct. 31, 2023	Mar. 31, 2023	Jul. 31, 2022	Apr. 30, 2021	Aug. 31, 2024	Nov. 30, 2023	Apr. 30, 2023	Aug. 31, 2022	May 31, 2021	Sep. 30, 2024	Dec. 31, 2023	May 31, 2023	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2024	Jan. 31, 2024	Jun. 30, 2023	Oct. 31, 2022	Jul. 31, 2021	Nov. 30, 2024	Feb. 29, 2024	Jul. 31, 2023	Nov. 30, 2022	Aug. 31, 2021	Dec. 31, 2024	Mar. 31, 2024	Aug. 31, 2023	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2025	Apr. 30, 2024	Sep. 30, 2023	Jan. 31, 2023	Oct. 31, 2021	Feb. 28, 2025	May 31, 2024	Oct. 31, 2023	Feb. 28, 2023	Nov. 30, 2021	Mar. 31, 2025	Jun. 30, 2024	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2025	Jul. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Jan. 31, 2022	May 31, 2025	Aug. 31, 2024	Jan. 31, 2024	May 31, 2023	Feb. 28, 2022	Jun. 30, 2025	Sep. 30, 2024	Feb. 29, 2024	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2025	Oct. 31, 2024	Mar. 31, 2024	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2025	Nov. 30, 2024	Apr. 30, 2024	Aug. 31, 2023	May 31, 2022	Sep. 30, 2025	Dec. 31, 2024	May 31, 2024	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2025	Jan. 31, 2025	Jun. 30, 2024	Oct. 31, 2023	Jul. 31, 2022	Feb. 28, 2025	Jul. 31, 2024	Nov. 30, 2023	Aug. 31, 2022	Mar. 31, 2025	Aug. 31, 2024	Dec. 31, 2023	Sep. 30, 2022	Apr. 30, 2025	Sep. 30, 2024	Jan. 31, 2024	Oct. 31, 2022	May 31, 2025	Oct. 31, 2024	Feb. 29, 2024	Nov. 30, 2022	Jun. 30, 2025	Nov. 30, 2024	Mar. 31, 2024	Dec. 31, 2022	Jul. 31, 2025	Dec. 31, 2024	Apr. 30, 2024	Jan. 31, 2023	Aug. 31, 2025	Jan. 31, 2025	May 31, 2024	Feb. 28, 2023	Sep. 30, 2025	Feb. 28, 2025	Jun. 30, 2024	Mar. 31, 2023	Oct. 31, 2025	Mar. 31, 2025	Jul. 31, 2024	Apr. 30, 2023	Apr. 30, 2025	Aug. 31, 2024	May 31, 2023	May 31, 2025	Sep. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Oct. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Nov. 30, 2024	Aug. 31, 2023	Aug. 31, 2025	Dec. 31, 2024	Sep. 30, 2023	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2023	Oct. 31, 2025	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
C000149129
Account Value [Line Items]
Line Graph and Table Measure Name																																																													InfraCap REIT Preferred ETF
C000193703
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus InfraCap U.S. Preferred Stock ETF
C000148681
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus LifeSci Biotech Clinical Trials ETF
C000148682
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus LifeSci Biotech Products ETF
C000153845
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus Newfleet Multi-Sector Bond ETF
C000209670
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus Private Credit Strategy ETF
C000209671
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus Real Asset Income ETF
C000191094
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Virtus WMC Internatinal Dividend ETF
C000141421
Account Value [Line Items]
Line Graph and Table Measure Name																																																													InfraCap MLP ETF
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													FT Wilshire 5000 Index
Accumulated Value				$ 10,000					$ 10,310					$ 10,315					$ 10,423					$ 10,528					$ 10,619					$ 10,822					$ 10,848					$ 11,109					$ 11,349					$ 11,694					$ 11,820						$ 12,440					$ 11,981					$ 11,730					$ 11,776					$ 12,100					$ 12,179					$ 12,602					$ 13,044					$ 13,065					$ 12,112					$ 12,346					$ 11,197					$ 12,166					$ 12,589					$ 12,771					$ 13,284					$ 12,417					$ 13,282					$ 13,480					$ 13,204					$ 13,445					$ 13,739					$ 14,248					$ 14,665					$ 14,667					$ 13,464					$ 11,630					$ 13,173					$ 13,858					$ 14,183					$ 14,986					$ 16,081					$ 15,479					$ 15,139					$ 16,960					$ 17,720					$ 17,661					$ 18,200					$ 18,869					$ 19,865					$ 19,957					$ 20,458					$ 20,825					$ 21,438					$ 20,487					$ 21,867					$ 21,610					$ 22,450					$ 21,165					$ 20,648					$ 21,339					$ 19,409					$ 19,380					$ 17,759					$ 19,454					$ 18,717					$ 16,970					$ 18,362					$ 19,306					$ 18,175					$ 19,429					$ 18,975					$ 19,494					$ 19,697					$ 19,781					$ 21,138					$ 21,896					$ 21,471					$ 20,445					$ 19,901				$ 21,760				$ 22,919				$ 23,163				$ 24,412				$ 25,199				$ 24,101				$ 25,239				$ 26,032				$ 26,511			$ 27,086			$ 27,636			$ 27,436			$ 29,250			$ 28,364			$ 29,255			$ 28,686		$ 26,991		$ 26,814		$ 28,530		$ 29,990		$ 30,666		$ 31,378		$ 32,463		$ 33,160
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													FT Wilshire 5000 Index
Accumulated Value		$ 10,000					$ 10,013					$ 10,078					$ 10,428					$ 10,794					$ 10,812					$ 10,023					$ 10,216					$ 9,266					$ 10,068					$ 10,418					$ 10,569						$ 10,993					$ 10,275					$ 10,991					$ 11,155					$ 10,926					$ 11,126					$ 11,369					$ 11,791					$ 12,136					$ 12,137					$ 11,142					$ 9,624					$ 10,901					$ 11,468					$ 11,737					$ 12,401					$ 13,308					$ 12,810					$ 12,528					$ 14,035					$ 14,664					$ 14,615					$ 15,061					$ 15,615					$ 16,439					$ 16,515					$ 16,930					$ 17,233					$ 17,741					$ 16,954					$ 18,095					$ 17,883					$ 18,578					$ 17,515					$ 17,087					$ 17,659					$ 16,062					$ 16,038					$ 14,696					$ 16,099					$ 15,489					$ 14,043					$ 15,195					$ 15,976					$ 15,041					$ 16,078					$ 15,702					$ 16,132					$ 16,300					$ 16,370					$ 17,493					$ 18,120					$ 17,768					$ 16,919					$ 16,469					$ 18,007					$ 18,966					$ 19,168					$ 20,201					$ 20,853					$ 19,945					$ 20,886					$ 21,542					$ 21,939					$ 22,414					$ 22,870					$ 22,704					$ 24,205					$ 23,472					$ 24,209				$ 23,738				$ 22,336				$ 22,190				$ 23,610				$ 24,818				$ 25,377				$ 25,966				$ 26,864				$ 27,441
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													FT Wilshire 5000 Index
Accumulated Value					$ 10,000					$ 10,046					$ 9,848					$ 9,311					$ 9,306					$ 9,963					$ 10,028					$ 10,210					$ 10,242					$ 10,644					$ 10,669					$ 10,680						$ 10,463					$ 10,939					$ 11,165					$ 11,363					$ 11,787					$ 11,792					$ 11,916					$ 12,036					$ 12,140					$ 12,372					$ 12,401					$ 12,701					$ 12,974					$ 13,369					$ 13,513					$ 14,222					$ 13,698					$ 13,410					$ 13,463					$ 13,833					$ 13,923					$ 14,406					$ 14,912					$ 14,937					$ 13,847					$ 14,114					$ 12,801					$ 13,909					$ 14,392					$ 14,601					$ 15,186					$ 14,195					$ 15,184					$ 15,411					$ 15,095					$ 15,370					$ 15,707					$ 16,289					$ 16,766					$ 16,768					$ 15,393					$ 13,296					$ 15,060					$ 15,843					$ 16,214					$ 17,133					$ 18,385					$ 17,696					$ 17,307					$ 19,389					$ 20,258					$ 20,191					$ 20,807					$ 21,572					$ 22,711					$ 22,816					$ 23,388					$ 23,808					$ 24,509					$ 23,422					$ 24,999					$ 24,705					$ 25,666					$ 24,196					$ 23,605					$ 24,396					$ 22,189					$ 22,156					$ 20,303					$ 22,241				$ 21,398				$ 19,401				$ 20,992				$ 22,071				$ 20,779				$ 22,212				$ 21,693				$ 22,286				$ 22,518			$ 22,614			$ 24,166			$ 25,032			$ 24,546			$ 23,374			$ 22,752			$ 24,876		$ 26,202		$ 26,481		$ 27,908		$ 28,808		$ 27,553		$ 28,854		$ 29,760		$ 30,309	$ 30,966	$ 31,595	$ 31,366	$ 33,440	$ 32,427	$ 33,445	$ 32,795	$ 30,857	$ 30,655	$ 32,617	$ 34,286	$ 35,059	$ 35,872	$ 37,112	$ 37,910
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													FT Wilshire 5000 Index
Accumulated Value					10,000					10,046					9,848					9,311					9,306					9,963					10,028					10,210					10,242					10,644					10,669					10,680						10,463					10,939					11,165					11,363					11,787					11,792					11,916					12,036					12,140					12,372					12,401					12,701					12,974					13,369					13,513					14,222					13,698					13,410					13,463					13,833					13,923					14,406					14,912					14,937					13,847					14,114					12,801					13,909					14,392					14,601					15,186					14,195					15,184					15,411					15,095					15,370					15,707					16,289					16,766					16,768					15,393					13,296					15,060					15,843					16,214					17,133					18,385					17,696					17,307					19,389					20,258					20,191					20,807					21,572					22,711					22,816					23,388					23,808					24,509					23,422					24,999					24,705					25,666					24,196					23,605					24,396					22,189					22,156					20,303					22,241				21,398				19,401				20,992				22,071				20,779				22,212				21,693				22,286				22,518			22,614			24,166			25,032			24,546			23,374			22,752			24,876		26,202		26,481		27,908		28,808		27,553		28,854		29,760		30,309	30,966	31,595	31,366	33,440	32,427	33,445	32,795	30,857	30,655	32,617	34,286	35,059	35,872	37,112	37,910
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000					9,974					9,941					10,078					10,150					10,243					10,282					10,285					10,470					10,536					10,524					10,517						10,437					10,190					10,205					10,225					10,293					10,288					10,367					10,447					10,437					10,481					10,575					10,525					10,531					10,518					10,566					10,444					10,345					10,412					10,334					10,408					10,395					10,398					10,465					10,397					10,315					10,377					10,567					10,679					10,673					10,878					10,881					11,074					11,213					11,238					11,529					11,468					11,502					11,496					11,488					11,709					11,920					11,850					12,061					12,117					12,193					12,375					12,275					12,269					12,214					12,334					12,351					12,262					12,085					11,934					12,028					12,068					12,153					12,288					12,265					12,159					12,155					12,191					12,160					11,898					11,765					11,439					11,005					11,076					10,902					11,168				10,853				10,384				10,249				10,626				10,578				10,904				10,622				10,891				10,957			10,838			10,800			10,792			10,723			10,451			10,286			10,751		11,163		11,132		10,975		11,076		10,797		10,980		11,084		11,343	11,505	11,660	11,370	11,491	11,303	11,363	11,613	11,617	11,663	11,579	11,757	11,726	11,866	11,996	12,071
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000					$ 9,991					$ 10,183					$ 10,185					$ 10,366					$ 10,496					$ 10,520					$ 10,792					$ 10,735					$ 10,767					$ 10,762					$ 10,754						$ 10,961					$ 11,158					$ 11,093					$ 11,290					$ 11,342					$ 11,414					$ 11,584					$ 11,491					$ 11,484					$ 11,433					$ 11,545					$ 11,561					$ 11,478					$ 11,313					$ 11,171					$ 11,260					$ 11,296					$ 11,376					$ 11,503					$ 11,481					$ 11,382					$ 11,379					$ 11,412					$ 11,383					$ 11,138					$ 11,013					$ 10,708					$ 10,301					$ 10,368					$ 10,205					$ 10,454					$ 10,159					$ 9,720					$ 9,594					$ 9,947					$ 9,902					$ 10,207					$ 9,943					$ 10,195					$ 10,257					$ 10,145					$ 10,109					$ 10,102					$ 10,038					$ 9,783					$ 9,628					$ 10,064					$ 10,450					$ 10,421					$ 10,274					$ 10,368					$ 10,107					$ 10,278					$ 10,375					$ 10,618					$ 10,770					$ 10,914					$ 10,644					$ 10,756					$ 10,580					$ 10,636					$ 10,870					$ 10,874					$ 10,917					$ 10,839					$ 11,006					$ 10,977					$ 11,108					$ 11,229					$ 11,299
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													FT Wilshire 5000 Index
Accumulated Value	10,000					10,323					10,473					10,893					10,182					10,892					11,054					10,828					11,025					11,266					11,684					12,026						12,027					11,041					9,537					10,802					11,364					11,631					12,289					13,187					12,694					12,414					13,908					14,531					14,483					14,925					15,473					16,290					16,366					16,777					17,077					17,580					16,801					17,931					17,721					18,410					17,356					16,932					17,499					15,916					15,892					14,563					15,954					15,349					13,916					15,058					15,832					14,905					15,932					15,560					15,986					16,152					16,221					17,334					17,956					17,607					16,766					16,320					17,844					18,794					18,995					20,019					20,664					19,764					20,697					21,347					21,740					22,212					22,663					22,499					23,986					23,260					23,990					23,524					22,134					21,989					23,396					24,593					25,148					25,731					26,621					27,193
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													MSCI ACWI ex USA Index
Accumulated Value			$ 10,000					$ 10,053					$ 10,135					$ 10,362					$ 10,939					$ 10,423					$ 10,239					$ 10,402					$ 10,162					$ 9,971					$ 10,210					$ 9,996						$ 10,042					$ 9,225					$ 9,312					$ 8,891					$ 9,562					$ 9,749					$ 9,807					$ 10,066					$ 9,526					$ 10,100					$ 9,978					$ 9,669					$ 9,918					$ 10,264					$ 10,355					$ 10,803					$ 10,513					$ 9,682					$ 8,280					$ 8,908					$ 9,199					$ 9,615					$ 10,043					$ 10,473					$ 10,216					$ 9,996					$ 11,341					$ 11,954					$ 11,980					$ 12,217					$ 12,372					$ 12,736					$ 13,134					$ 13,049					$ 12,834					$ 13,078					$ 12,659					$ 12,961					$ 12,378					$ 12,889					$ 12,414					$ 12,168					$ 12,188					$ 11,423					$ 11,505					$ 10,515					$ 10,875					$ 10,525					$ 9,473					$ 9,756					$ 10,908					$ 10,826					$ 11,705					$ 11,294					$ 11,570					$ 11,771					$ 11,343					$ 11,852					$ 12,334					$ 11,777					$ 11,405					$ 10,934					$ 11,918					$ 12,517					$ 12,393					$ 12,707					$ 13,104					$ 12,868					$ 13,242					$ 13,229				$ 13,536				$ 13,921				$ 14,296				$ 13,595				$ 13,472				$ 13,210				$ 13,742				$ 13,933				$ 13,901			$ 14,403			$ 15,063			$ 15,574			$ 15,529			$ 16,068			$ 16,647			$ 16,984
FT Wilshire 5000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													FT Wilshire 5000 Index
Accumulated Value					10,000					10,046					9,848					9,311					9,306					9,963					10,028					10,210					10,242					10,644					10,669					10,680						10,463					10,939					11,165					11,363					11,787					11,792					11,916					12,036					12,140					12,372					12,401					12,701					12,974					13,369					13,513					14,222					13,698					13,410					13,463					13,833					13,923					14,406					14,912					14,937					13,847					14,114					12,801					13,909					14,392					14,601					15,186					14,195					15,184					15,411					15,095					15,370					15,707					16,289					16,766					16,768					15,393					13,296					15,060					15,843					16,214					17,133					18,385					17,696					17,307					19,389					20,258					20,191					20,807					21,572					22,711					22,816					23,388					23,808					24,509					23,422					24,999					24,705					25,666					24,196					23,605					24,396					22,189					22,156					20,303					22,241				21,398				19,401				20,992				22,071				20,779				22,212				21,693				22,286				22,518			22,614			24,166			25,032			24,546			23,374			22,752			24,876		26,202		26,481		27,908		28,808		27,553		28,854		29,760		30,309	30,966	31,595	31,366	33,440	32,427	33,445	32,795	30,857	30,655	32,617	34,286	35,059	35,872	37,112	37,910
Indxx REIT Preferred Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Indxx REIT Preferred Stock Index
Accumulated Value				$ 10,000					$ 10,183					$ 10,223					$ 10,323					$ 10,390					$ 10,600					$ 10,663					$ 10,708					$ 10,732					$ 10,698					$ 10,685					$ 10,740						$ 10,365					$ 10,319					$ 10,382					$ 10,293					$ 10,459					$ 10,744					$ 10,856					$ 10,946					$ 10,741					$ 10,517					$ 10,242					$ 10,027					$ 10,708					$ 10,957					$ 11,238					$ 11,213					$ 11,319					$ 11,462					$ 11,721					$ 11,766					$ 11,930					$ 12,043					$ 12,001					$ 12,111					$ 12,339					$ 11,693					$ 8,439					$ 10,002					$ 10,267					$ 10,296					$ 10,794					$ 11,213					$ 11,152					$ 11,053					$ 11,913					$ 12,269					$ 12,271					$ 12,319					$ 12,840					$ 13,014					$ 13,139					$ 13,408					$ 13,434					$ 13,516					$ 13,481					$ 13,561					$ 13,150					$ 13,382					$ 13,114					$ 12,414					$ 12,429					$ 11,802					$ 12,039					$ 11,285					$ 12,117					$ 11,677					$ 10,393					$ 9,876					$ 10,505					$ 10,183					$ 11,662					$ 11,340					$ 10,563					$ 10,858					$ 10,609					$ 11,233					$ 11,445					$ 11,506					$ 11,252					$ 10,716				$ 11,765				$ 12,230				$ 12,433				$ 12,559				$ 12,460				$ 12,223				$ 12,565				$ 12,613				$ 12,797			$ 13,316			$ 13,952			$ 13,929			$ 13,728			$ 13,496			$ 13,489			$ 13,601		$ 13,256		$ 13,275		$ 13,158		$ 13,261		$ 13,790		$ 13,924		$ 14,212		$ 14,141
S&P U.S. Preferred Stock Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													S&P U.S. Preferred Stock Index
Accumulated Value		$ 10,000					$ 10,085					$ 10,244					$ 10,295					$ 10,417					$ 10,265					$ 10,049					$ 9,829					$ 9,686					$ 10,178					$ 10,341					$ 10,463						$ 10,569					$ 10,582					$ 10,744					$ 10,959					$ 11,042					$ 11,143					$ 11,215					$ 11,190					$ 11,394					$ 11,565					$ 11,029					$ 9,695					$ 10,720					$ 10,916					$ 10,741					$ 11,333					$ 11,551					$ 11,504					$ 11,554					$ 11,988					$ 12,303					$ 12,190					$ 12,071					$ 12,399					$ 12,559					$ 12,700					$ 12,964					$ 12,992					$ 12,967					$ 12,969					$ 13,100					$ 12,779					$ 13,119					$ 12,598					$ 12,098					$ 12,061					$ 11,334					$ 11,631					$ 11,085					$ 11,792					$ 11,289					$ 10,862					$ 10,531					$ 11,118					$ 10,636					$ 11,912					$ 11,688					$ 11,082					$ 11,316					$ 11,053					$ 11,274					$ 11,452					$ 11,354					$ 11,242					$ 10,699					$ 11,623					$ 11,915					$ 12,357					$ 12,526					$ 12,581					$ 12,199					$ 12,537					$ 12,498					$ 12,582					$ 12,944					$ 13,365					$ 13,289					$ 13,414					$ 13,012					$ 13,143				$ 13,229				$ 12,807				$ 12,760				$ 12,847				$ 13,104				$ 13,410				$ 13,542				$ 13,624				$ 13,507
LifeSci Biotechnology Clinical Trials Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													LifeSci Biotechnology Clinical Trials Index
Accumulated Value					10,000					11,583					10,691					7,061					6,358					7,011					7,281					7,725					6,673					7,363					7,413					8,372						6,667					7,341					6,830					7,346					8,146					8,600					8,420					7,777					8,935					9,022					10,298					10,862					10,350					10,518					10,721					12,288					12,534					12,169					11,759					13,164					12,423					12,410					13,655					13,201					10,163					10,395					8,817					9,466					10,082					10,790					10,522					10,045					10,944					10,556					10,074					9,058					10,036					12,234					14,477					13,497					13,069					11,167					13,470					15,769					16,582					14,925					15,585					14,985					14,978					18,109					19,160					20,285					20,998					19,818					19,595					18,572					19,345					17,087					18,483					17,696					17,164					15,720					14,943					11,562					10,989					10,773					8,482					7,399					8,341					9,290				9,796				9,479				9,996				9,814				9,655				10,651				9,555				8,340				8,801			9,346			9,199			9,261			8,234			7,535			6,817			7,524		9,476		9,819		11,670		11,326		10,114		10,303		9,797		11,181	10,908	10,852	11,006	10,596	9,324	8,939	7,878	6,811	7,402	7,024	7,445	8,372	8,806	10,623	12,553
LifeSci Biotechnology Products Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													LifeSci Biotechnology Products Index
Accumulated Value					10,000					10,365					10,240					8,021					7,615					8,203					8,615					9,323					9,048					10,352					10,133					11,159						9,672					11,435					11,048					11,893					12,814					12,720					12,820					11,948					13,335					13,499					13,852					14,027					13,306					13,442					13,739					14,703					13,998					14,008					13,710					14,783					14,915					15,082					15,538					15,471					12,369					13,099					11,932					14,107					15,158					15,362					14,380					13,104					14,130					13,201					12,787					12,337					13,028					15,214					15,034					14,308					14,312					12,919					15,123					16,015					16,420					15,571					16,306					16,532					16,733					17,966					18,543					19,647					19,106					18,252					18,774					18,066					18,647					17,666					18,402					17,815					18,146					16,854					17,116					15,094					14,706					15,193					13,485					13,191					14,474					14,923				16,605				15,926				16,429				17,691				17,399				18,437				17,449				17,433				18,182			18,271			18,637			19,508			18,799			17,784			16,557			18,178		20,628		20,432		21,218		20,192		18,838		20,190		20,990		22,446	22,970	22,547	22,645	23,538	21,533	22,342	22,332	21,037	21,201	20,168	21,013	22,189	24,309	25,302	26,972
Indxx Private Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Indxx Private Credit Index
Accumulated Value	10,000					10,237					10,163					10,534					10,203					10,464					10,628					10,367					10,629					10,554					10,800					11,011						11,129					10,124					6,588					7,583					8,161					8,210					8,281					8,627					8,642					8,353					9,916					10,178					10,555					11,382					11,853					12,485					12,707					12,878					12,849					13,103					13,081					13,665					13,545					13,647					13,693					13,493					13,732					13,205					12,751					11,911					12,758					12,700					11,171					11,900					12,604					12,082					13,035					13,069					12,584					12,631					12,452					13,157					13,943					13,878					14,002					13,323					14,178					14,842					15,101					15,175					15,501					15,580					16,059					16,096					16,309					16,073					16,179					16,097					16,646					16,483					17,054					17,158					16,370					15,605					16,088					16,400					16,447					16,680					15,609					15,325
Indxx Real Asset Income Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Indxx Real Asset Income Index
Accumulated Value	$ 10,000					$ 10,205					$ 10,308					$ 10,322					$ 9,738					$ 10,271					$ 10,136					$ 9,740					$ 10,228					$ 10,238					$ 10,215					$ 10,646						$ 10,204					$ 9,215					$ 6,735					$ 7,964					$ 8,262					$ 8,365					$ 8,489					$ 8,619					$ 8,138					$ 8,058					$ 9,705					$ 10,076					$ 10,045					$ 10,478					$ 11,176					$ 11,716					$ 12,053					$ 11,905					$ 11,974					$ 12,034					$ 11,641					$ 12,271					$ 11,943					$ 12,600					$ 12,361					$ 12,623					$ 13,541					$ 12,796					$ 12,948					$ 11,608					$ 12,232					$ 11,659					$ 10,478					$ 11,040					$ 12,003					$ 11,457					$ 12,278					$ 11,474					$ 11,595					$ 11,772					$ 11,143					$ 11,654					$ 12,048					$ 11,533					$ 11,038					$ 10,792					$ 11,518					$ 12,138					$ 11,657					$ 11,842					$ 12,448					$ 12,072					$ 12,376					$ 12,178					$ 12,839					$ 13,013					$ 13,133					$ 12,749					$ 13,365					$ 12,546					$ 12,859					$ 13,045					$ 13,086					$ 12,197					$ 12,594					$ 13,021					$ 13,080					$ 13,601					$ 13,664					$ 13,378
MSCI World ex USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													MSCI World ex USA Value Index
Accumulated Value			$ 10,000					$ 10,017					$ 10,108					$ 10,280					$ 10,796					$ 10,250					$ 10,021					$ 10,322					$ 9,928					$ 9,815					$ 10,088					$ 9,744						$ 9,928					$ 9,261					$ 9,215					$ 8,732					$ 9,370					$ 9,535					$ 9,473					$ 9,706					$ 9,145					$ 9,639					$ 9,435					$ 9,063					$ 9,500					$ 9,812					$ 9,864					$ 10,219					$ 9,854					$ 8,935					$ 7,280					$ 7,683					$ 7,907					$ 8,179					$ 8,217					$ 8,712					$ 8,289					$ 7,976					$ 9,483					$ 9,890					$ 9,832					$ 10,325					$ 10,713					$ 10,951					$ 11,360					$ 11,111					$ 11,062					$ 11,172					$ 10,992					$ 11,236					$ 10,562					$ 11,201					$ 11,373					$ 11,256					$ 11,375					$ 10,805					$ 11,092					$ 9,969					$ 10,192					$ 9,833					$ 8,949					$ 9,520					$ 10,503					$ 10,569					$ 11,413					$ 11,214					$ 11,164					$ 11,529					$ 10,896					$ 11,513					$ 12,030					$ 11,650					$ 11,535					$ 11,015					$ 11,899					$ 12,523					$ 12,484					$ 12,496					$ 13,051					$ 12,885					$ 13,405					$ 13,028				$ 13,656				$ 14,048				$ 14,291				$ 13,651				$ 13,648				$ 13,355				$ 13,987				$ 14,451				$ 14,729			$ 15,334			$ 15,971			$ 16,281			$ 16,335			$ 17,269			$ 17,564			$ 17,677
Alerian MLP Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																													Alerian MLP Infrastructure Index
Accumulated Value					$ 10,000					$ 9,205					$ 9,003					$ 7,824					$ 7,826					$ 8,494					$ 9,517					$ 9,709					$ 10,241					$ 10,295					$ 10,231					$ 10,431						$ 9,989					$ 10,253					$ 10,690					$ 11,177					$ 11,286					$ 11,129					$ 10,942					$ 10,424					$ 10,360					$ 10,455					$ 9,868					$ 9,924					$ 9,465					$ 9,330					$ 9,748					$ 10,327					$ 9,299					$ 8,625					$ 9,305					$ 9,706					$ 9,585					$ 10,237					$ 10,459					$ 10,255					$ 9,414					$ 9,365					$ 8,584					$ 9,697					$ 9,711					$ 10,076					$ 9,951					$ 9,854					$ 10,108					$ 10,063					$ 9,524					$ 9,596					$ 8,961					$ 8,408					$ 9,158					$ 8,616					$ 7,391					$ 3,838					$ 5,664					$ 6,153					$ 5,650					$ 5,445					$ 5,451					$ 4,724					$ 4,942					$ 6,121					$ 6,276					$ 6,626					$ 7,146					$ 7,647					$ 8,219					$ 8,807					$ 9,357					$ 8,739					$ 8,511					$ 8,770					$ 9,236					$ 8,530					$ 8,845					$ 9,827					$ 10,349					$ 10,548					$ 10,508					$ 11,321					$ 9,709					$ 10,931				$ 11,372				$ 10,521				$ 12,036				$ 12,191				$ 11,621				$ 12,327				$ 12,103				$ 12,017				$ 12,221			$ 12,220			$ 12,765			$ 13,542			$ 13,641			$ 13,964			$ 13,921			$ 14,894		$ 14,382		$ 15,010		$ 15,731		$ 16,502		$ 16,284		$ 16,374		$ 17,137		$ 17,263	$ 17,340	$ 17,262	$ 17,047	$ 19,644	$ 18,222	$ 19,836	$ 20,478	$ 20,451	$ 18,725	$ 18,999	$ 19,499	$ 20,132	$ 19,926	$ 19,107	$ 18,998